STATEMENTS OF CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 6,433,215	$ 935,672	¥ 4,714,042
Common Class A
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	400,000,000	400,000,000	60,000,000
Common stock, issued	66,789,300	66,789,300	48,635,252
Common stock, outstanding	66,789,300	66,789,300	48,635,252
Common Class B
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	100,000,000	100,000,000	200,000,000
Common stock, issued	34,762,909	34,762,909	42,716,957
Common stock, outstanding	34,762,909	34,762,909	42,716,957